Acquisitions - Pro Forma financial Information (Details)	3 Months Ended
Mar. 31, 2019 EUR (€) € / shares
Proforma financial information details
Proforma revenue | €	€ 4,176,790,134.49733
Proforma net income | €	€ 254,537,741.800771
Proforma basic eps | € / shares	€ 0.83
Proforma fully diluted eps | € / shares	€ 0.83